UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2005
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	February 13, 2006

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	101
Form 13F Information Table Value Total:	148,955

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    1   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      635    17658 SH       SOLE                     9408     8250
AT&T Inc                       COM              78387G103      688    28111 SH       SOLE                    28011      100
Advanced Micro Devices, Inc.   COM              007903107      520    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      479     1685 SH       SOLE                      267     1418
Alliance Capital Management Hl COM              01855A101      565    10000 SH       SOLE                    10000
Altria Group Inc               COM              718154107     6820    91276 SH       SOLE                    79056    12220
Amazon.Com                     COM              023135106      495    10500 SH       SOLE                    10000      500
American Intl Group            COM              026874107     3270    47920 SH       SOLE                    37415    10505
Archer-Daniels -Midland Corp   COM              039483102      251    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1854    28862 SH       SOLE                    26622     2240
Bank of America (New)          COM              060505104     4379    94880 SH       SOLE                    79956    14924
Barnes & Noble Inc             COM              067774109     1365    32000 SH       SOLE                    28000     4000
Baxter Int'l Inc               COM              071813109      204     5406 SH       SOLE                     5406
Berkshire Hathaway Cl B        COM              084670207      781      266 SH       SOLE                      266
Boeing Co                      COM              097023105      506     7200 SH       SOLE                     7200
Boston Properties Inc.         COM              101121101      445     6000 SH       SOLE                              6000
Bristol-Myers Squibb Co        COM              110122108     1943    84544 SH       SOLE                    84060      484
Burlington Northern Santa Fe C COM              12189T104      393     5550 SH       SOLE                     5379      171
Cendant Corp.                  COM              151313103     1090    63200 SH       SOLE                    43200    20000
Cheung Kong Holding            COM              166744201      308    30000 SH       SOLE                    29322      678
Chevron Corp                   COM              166764100     6095   107366 SH       SOLE                   103880     3886
CitiGroup Inc.                 COM              172967101     4904   101058 SH       SOLE                    76862    24196
Coca Cola Enterprises          COM              191219104     1342    70000 SH       SOLE                             70000
Coca-Cola Co                   COM              191216100     3032    75226 SH       SOLE                    54076    21150
Comcast Corp-Special Cl A      COM              20030N200      642    25000 SH       SOLE                    15000    10000
ConocoPhillips                 COM              20825c104      463     7950 SH       SOLE                     5350     2600
Corporate Office Property Trus COM              22002T108      323     9100 SH       SOLE                     9100
Dell Inc.                      COM              24702r101      606    20250 SH       SOLE                    15950     4300
EBay Inc.                      COM              278642103      635    14700 SH       SOLE                    14200      500
EOG Resources Inc              COM              26875P101      367     5000 SH       SOLE                     2000     3000
Emerson Electric Co Com        COM              291011104      266     3565 SH       SOLE                     3535       30
Enterprise Products Partners L COM              293792107      421    17540 SH       SOLE                    17460       80
Equity Office Properties Tr -  COM              294741103      485    16000 SH       SOLE                     6000    10000
Expedia Inc (IAC/InterActiveCo COM              30212p105      490    20450 SH       SOLE                    20100      350
Exxon Mobil Corporation        COM              302290101     7347   130791 SH       SOLE                   113326    17465
Fannie Mae                     COM              313586109     1570    32170 SH       SOLE                    21800    10370
Federated Department Stores In COM              31410H101     4442    66974 SH       SOLE                    61595     5379
Fidelity National Financial, I COM              316326107      367     9982 SH       SOLE                              9982
First Industrial Realty Trust  COM              32054K103      770    20000 SH       SOLE                    10000    10000
Freddie Mac - Voting Common    COM              313400301    10479   160354 SH       SOLE                   140238    20116
Freeport McMoran Copper & Gold COM              35671D857      987    18340 SH       SOLE                    18340
GameStop Corp CL B             COM                             393    13593 SH       SOLE                    11894     1699
Genentech, Inc.                COM              368710406     1128    12200 SH       SOLE                    10000     2200
General Electric               COM              369604103     8363   238610 SH       SOLE                   220943    17667
General Motors Corporation     COM              370442105      643    33100 SH       SOLE                    32114      986
HRPT Properties Trust REIT     COM              40426W101     1827   176475 SH       SOLE                   122075    54400
HSBC Holdings Plc Ltd ADR      COM              404280406      482     5990 SH       SOLE                      640     5350
Home Depot                     COM              437076102     1328    32810 SH       SOLE                    19050    13760
Home Properties Inc - REIT     COM              437306103      612    15000 SH       SOLE                     5000    10000
Hugoton Royalty Trust Texas    COM              444717102      493    13000 SH       SOLE                     8000     5000
IAC/InterActiveCorp            COM              44919p300      579    20450 SH       SOLE                    20100      350
IStar Financial - REITS        COM              45031U101      553    15500 SH       SOLE                     5000    10500
International Business Machine COM              459200101     6437    78312 SH       SOLE                    60704    17608
International Game Technology  COM              459902102      462    15000 SH       SOLE                    15000
JPMorgan Chase & Co.           COM              16161A108     3710    93484 SH       SOLE                    56446    37038
Johnson & Johnson              COM              478160104      797    13264 SH       SOLE                    12254     1010
KeyCorp (New)                  COM              493267108      659    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     1148    19240 SH       SOLE                    19160       80
Kinder Morgan Energy Partners  COM              494550106     2972    62150 SH       SOLE                    48600    13550
Liberty Media Corp A           COM              530718105      688    87443 SH       SOLE                    87443
Loews Corp                     COM              540424108     7616    80300 SH       SOLE                    65584    14716
Lucent Technologies, Inc. (AT& COM              549463107       34    12844 SH       SOLE                    12844
Maguire Properties Inc REIT    COM              559775101     1191    38545 SH       SOLE                    38475       70
Meadowbrook Golf Inc           COM              583195102       14   362050 SH       SOLE                   362050
Medco Health Solutions Inc     COM              58405U102      854    15306 SH       SOLE                    15306
Merck & Co.                    COM              589331107     5782   181770 SH       SOLE                   161770    20300
Microsoft Corp                 COM              594918104      948    36240 SH       SOLE                    25860    10380
New York Community Bancorp, In COM              649445103     2069   125270 SH       SOLE                    96990    28280
News Corp Inc CL A             COM              65248E104     1711   110022 SH       SOLE                   108564     1458
News Corp Inc CL B             COM              65248e203      193    11600 SH       SOLE                      600    11000
Oceanic Exploration            COM              675239107       21    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      291    10851 SH       SOLE                     9182     1669
PepsiCo                        COM              713448108     1772    30000 SH       SOLE                    28500     2000
Pfizer, Inc.                   COM              717081103     2229    95600 SH       SOLE                    69420    26180
Procter & Gamble Co Com        COM              742718109     2384    41189 SH       SOLE                    26139    15050
Public Storage                 COM              74460D109      946    13971 SH       SOLE                     1488    12483
Qualcomm                       COM              747525103      862    20000 SH       SOLE                    10000    10000
Rayonier Inc REIT              COM              754907103      299     7500 SH       SOLE                     7500
Real Estate Income Fund Inc    COM              755881109      372    20000 SH       SOLE                    20000
Royal Dutch Shell PLC - ADR A  COM              780259206     3201    52050 SH       SOLE                    32822    19228
Singapore Airlines             COM              870794302      731   100200 SH       SOLE                   100200
Sovereign Bancorp Inc          COM              845905108      324    15000 SH       SOLE                     5000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      358    40000 SH       SOLE                    40000
Sysco Corp                     COM              871829107      310    10000 SH       SOLE                             10000
Tanger Factory Outlet REIT     COM              875465106      362    12600 SH       SOLE                    12600
Target Corp. (frmly Dayton Hud COM              239753106      226     4120 SH       SOLE                     4080       40
The Directv Group Inc(Prev Hug COM              444418107      354    25097 SH       SOLE                    25097
U.S. Bancorp (Formerly First B COM              902973106      555    18583 SH       SOLE                    18204      379
UnitedHealth Group Inc         COM              91324P102      373     6000 SH       SOLE                              6000
Verizon                        COM              92343V104      775    25730 SH       SOLE                    25655       75
Viacom Inc Cl B (Before Viacom COM              925524308     1529    46900 SH       SOLE                    31900    15000
WalMart Stores                 COM              931142103      288     6155 SH       SOLE                     5325      830
Washington Mutual              COM              939322103      399     9175 SH       SOLE                     9150       25
Zimmer Holdings Inc            COM              98956P102      480     7122 SH       SOLE                     7074       48
Corts Tr for Ford Mtr 8% Call                   22082K209      162    10000 SH       SOLE                             10000
GE Cap 6.625% Pref. Callable 0                  369622527      505    20000 SH       SOLE                    20000
General Motors Prd 7.50% Cl 6/                  370442121      142    10000 SH       SOLE                             10000
Maguire Prop Inc 7.625% Call 1                  559775200      245    10000 SH       SOLE                    10000
Ford Motor Tr II 6.5% Call 01/                  345395206      607    22000 SH       SOLE                    19800     2200
General Motors Ser A 4.5% Put                   370442741     1137    54500 SH       SOLE                    54500